Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currently payable
Federal	$ 20,660	$ 28,879	$ 26,153
Other Tax Expense (Benefit)	10,278	7,300	6,664
Deferred
Federal	3,289	581	(250)
Total	$ 34,227	$ 36,760	$ 32,567